UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-10113
                                                     ---------

                        UBS Juniper Crossover Fund L.L.C.
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   James Dwyer
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
               ---------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-882-5819
                                                           -------------

                   Date of fiscal year end: December 31, 2005
                                           ------------------

                     Date of reporting period: June 30, 2005
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                       UBS JUNIPER CROSSOVER FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)








                               SEMI ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                  JUNE 30, 2005

                       UBS JUNIPER CROSSOVER FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)




                               SEMI ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                  JUNE 30, 2005







                                    CONTENTS



Statement of Assets, Liabilities and Members' Capital  ........................1

Statement of Operations  ......................................................2

Statements of Changes in Members' Capital  ....................................3

Statement of Cash Flows  ......................................................4

Notes to Financial Statements .................................................5

Schedule of Portfolio Investments  ...........................................13

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2005

--------------------------------------------------------------------------------

ASSETS

Investments in securities, at value (cost $138,085,429)         $   159,825,376
Cash and cash equivalents                                            12,065,359
Receivables:
  Investments sold, not settled                                       3,107,245
  Note receivable                                                       874,393
  Dividends                                                              48,007
  Interest                                                               22,754
Other assets                                                              4,105
--------------------------------------------------------------------------------

TOTAL ASSETS                                                        175,947,239
--------------------------------------------------------------------------------

LIABILITIES

Payables:
  Investments purchased, not settled                                    748,222
  UBSFA fee                                                             190,126
  Professional fees                                                     136,487
  Shareholder servicing fee                                              56,334
  Administration fee                                                     32,040
  Other                                                                  64,802
--------------------------------------------------------------------------------

TOTAL LIABILITIES                                                     1,228,011
--------------------------------------------------------------------------------

NET ASSETS                                                      $   174,719,228
--------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                       $   152,981,042
Accumulated net unrealized appreciation on investments
  and other assets and liabilities denominated in foreign
  currencies                                                         21,738,186
--------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                $   174,719,228
--------------------------------------------------------------------------------




 The accompanying notes are an integral part of these financial statements.   1

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2005

--------------------------------------------------------------------------------

INVESTMENT INCOME

Dividends (less foreign witholding taxes of $86,097)             $      537,452
Interest                                                                 57,386
Other                                                                     5,115
--------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                 599,953
--------------------------------------------------------------------------------

EXPENSES

UBSFA fee                                                             1,219,162
Shareholder servicing fee                                               361,233
Professional fees                                                       206,677
Administration fee                                                       94,226
Miscellaneous                                                           121,828
--------------------------------------------------------------------------------

TOTAL EXPENSES                                                        2,003,126
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                  (1,403,173)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM
             INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

Net realized gain (loss) from:
  Investments                                                        10,489,675
  Foreign currency transactions                                        (137,842)
Change in net unrealized appreciation/depreciation from:
  Investments                                                       (20,976,683)
  Other assets and liabilities denominated in foreign
     currencies                                                          (1,858)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS FROM
             INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS          (10,626,708)
--------------------------------------------------------------------------------

NET DECREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS         $  (12,029,881)
--------------------------------------------------------------------------------




 The accompanying notes are an integral part of these financial statements.   2

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                       STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
    SIX MONTHS ENDED JUNE 30, 2005 ( UNAUDITED) AND YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------


                                                                               MANAGER             MEMBERS               TOTAL
------------------------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT JANUARY 1, 2004                                         $   1,031,182      $   209,335,937      $   210,367,119

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment (loss)                                                            (5,563)          (3,201,362)          (3,206,925)
  Net realized gain from investments
         and foreign currency transactions                                        108,884           19,474,585           19,583,469
  Change in net unrealized
         appreciation/depreciation from investments and other
         assets and liabilities denominated in foreign currencies                  76,952           16,783,394           16,860,346
Incentive allocation                                                            4,463,563           (4,463,563)                   -
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                                                4,643,836           28,593,054           33,236,890
------------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
Proceeds from Members' subscriptions                                                    -               51,203               51,203
Members' withdrawals                                                             (401,396)         (32,590,081)         (32,991,477)
------------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL
         DERIVED FROM CAPITAL TRANSACTIONS                                       (401,396)         (32,538,878)         (32,940,274)
------------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2004                                       $   5,273,622      $   205,390,113      $   210,663,735
------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                                              (8,646)          (1,394,527)          (1,403,173)
  Net realized gain from investments
         and foreign currency transactions                                         65,202           10,286,631           10,351,833
  Change in net unrealized
         appreciation/depreciation from investments and other
         assets and liabilities denominated in foreign currencies                (119,558)         (20,858,983)         (20,978,541)
------------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                                                  (63,002)         (11,966,879)         (12,029,881)
------------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
Members' withdrawals                                                           (4,071,211)         (19,843,415)         (23,914,626)
------------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL
         DERIVED FROM CAPITAL TRANSACTIONS                                     (4,071,211)         (19,843,415)         (23,914,626)
------------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JUNE 30, 2005                                           $   1,139,409      $   173,579,819      $   174,719,228
------------------------------------------------------------------------------------------------------------------------------------


 The accompanying notes are an integral part of these financial statements.   3

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                                         STATEMENT OF CASH FLOWS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2005

--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in Members' capital derived from operations       $    (12,029,881)
Adjustments to reconcile net decrease in Members' capital
  derived from operations to net cash provided by
  operating activities:
Purchases of investments                                            (20,619,280)
Proceeds from disposition of investments                             49,424,437
Net realized loss from investments                                  (10,489,675)
Change in net unrealized appreciation/depreciation from
  investments                                                        20,976,683
  Changes in assets and liabilities:
    (Increase) decrease in assets:
       Investments sold, not settled                                   (849,408)
       Note receivable                                                 (272,239)
       Dividends                                                        (26,770)
       Interest                                                         (10,054)
       Other assets                                                      (3,057)
    Increase (decrease) in payables:
      Investments purchased, not settled                                748,222
      UBSFA fee                                                         (38,200)
      Professional fees                                                 (68,950)
      Shareholder servicing fee                                         (11,318)
      Administration fee                                                 (2,345)
      Other                                                              50,231
--------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                            26,778,396

CASH FLOWS FROM FINANCING ACTIVITIES
Members' subscriptions
Adviser withdrawals                                                  (4,071,211)
Members' withdrawals                                                (19,843,415)
--------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                               (23,914,626)

Net increase in cash and cash equivalents                             2,863,770
Cash and cash equivalents--beginning of period                        9,201,589
--------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF PERIOD                       $     12,065,359
--------------------------------------------------------------------------------




 The accompanying notes are an integral part of these financial statements.   4

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2005

--------------------------------------------------------------------------------

1.   ORGANIZATION

     UBS Juniper Crossover Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on August 29, 2000. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund pursues its investment objective by investing primarily in equity and equity related securities of public and private health sciences companies worldwide, with an emphasis on companies in the biotechnology and pharmaceutical sectors. The Fund will invest in publicly marketable securities and up to 30% of its assets (measured at the time of purchase) in non-marketable securities. Of its public securities, the Fund expects to invest principally in the public securities of large capitalization public companies and, to a lesser extent, small and medium-sized public companies. Private securities typically will be purchased in negotiated transactions and will include among others, common stock, preferred stock and private investments in public equities ("PIPEs"). The Fund commenced operations on November 21, 2000.

     The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Juniper Management, L.L.C. (the "Adviser"), a Delaware limited liability company to provide investment advice to the Fund.

     The Adviser is a joint venture between UBS Fund Advisor, L.L.C. ("UBSFA") and OrbiMed Advisors, L.L.C. ("OrbiMed"). UBSFA is the Managing Member of the Adviser and is an indirect, wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by OrbiMed manage the Fund's investment portfolio on behalf of the Adviser under the oversight of UBSFA's personnel. OrbiMed is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

     The Fund from time to time may offer to repurchase up to 10% of its outstanding interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Adviser expects that generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year, in March and September. A Member's interest in the Fund can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the approval of the Directors, which may be withheld in their sole and absolute discretion.

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2005

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES

     A.   PORTFOLIO VALUATION

     Net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

     Domestic exchange traded securities and securities included in the NASDAQ National Market System are valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold, not yet purchased, as reported by such exchanges. Securities traded on a foreign securities exchange are valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, as reported by such exchange. Other marketable securities for which market quotations are readily available are valued at their bid prices, as obtained from one or more dealers making markets for such securities.

     If market quotations are not readily available, the securities described above are valued at fair value as determined in good faith by, or under the supervision of, the Directors. The Fund held no such securities at June 30, 2005.

     When the Fund purchases restricted securities of a class that has been sold to the public or PIPEs, fair valuation would often be market value less a discount to reflect contractual or legal restrictions limiting resale for those securities. Such discount is reduced over the period of the restriction. Restricted PIPEs, with a value of $178,855 were fair valued at June 30, 2005, by the Manager.

     Private securities including warrants are valued at fair value pursuant to the Fund's valuation procedures. In such situations, the Fund's investments are valued in a manner that the Adviser, following procedures approved by the Directors, determines best reflects its fair value. Private securities are initially carried at their original funded cost. The carrying value of these securities is adjusted when transactions or events occur that directly affects the value of such securities. Downward adjustments relating to such securities are also made in the event that the eventual realizable value is determined to be less than the carrying value.

     Fair value represents a good faith approximation of the value of an asset and will be used where there is no public market or possibly no market at all for a company's securities. The fair values of one or more assets, in retrospect, may not be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund's net asset value. As a result, the Fund's issuance or repurchase of its interests at a time when it owns securities that are valued at fair value may have the effect of diluting or increasing the economic interest of existing investors. Private

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2005

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   PORTFOLIO VALUATION (CONTINUED)

     securities with a value of $24,605,745 were fair valued at June 30, 2005 by the Adviser. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

     On occasion, the values of such foreign securities and exchange rates may be affected by significant events occurring between the time when determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such significant events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities are valued at fair value as determined in good faith by, or under the supervision of, the Directors. The Fund held no such securities or liabilities at June 30, 2005.

     Foreign-denominated assets may involve more risks than domestic transactions, including political, economic and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

     B.   SECURITIES TRANSACTIONS AND INCOME RECOGNITION

     Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis net of foreign withholding taxes and reclaims, if applicable. Interest income is recorded on the accrual basis. Premiums and discounts on debt securities are amortized/accreted to interest expense/income using the interest method. Realized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. The Fund does not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations are included in net realized and unrealized gain or loss from investments. Net realized exchange gain or loss from foreign currency transactions represents net foreign exchange gain or loss from forward foreign currency contracts, disposition of foreign currencies, currency gain or loss realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gain or loss arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2005

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     C.   FUND COSTS

     The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; certain organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors and Members; and other types of expenses approved by the Directors. Offering costs are charged to capital as incurred.

     D.   INCOME TAXES

     No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

     E.   CASH AND CASH EQUIVALENTS

     Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

     F.   USE OF ESTIMATES

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Adviser to make estimates and assumptions that effect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

     G.   RECLASSIFICATIONS

     Certain prior period amounts reflect reclassifications to conform with the current year's presentation.

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2005

--------------------------------------------------------------------------------

3.   RELATED PARTY TRANSACTIONS

     UBSFA provides certain administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund pays UBSFA a monthly fee (the "UBSFA Fee") at an annual rate of 1.35% of the Fund's net assets, excluding assets attributable to UBSFA's capital account, the Adviser's capital account and the Special Advisory Account described below, the capital account established for crediting any incentive allocation (the "Incentive Allocation") due to the Adviser. The UBSFA Fee is paid to UBSFA out of the Fund's assets and debited against the Members' capital accounts, excluding the Adviser's or Special Advisory Account. A portion of the UBSFA Fee is paid by UBSFA to OrbiMed. UBS Financial Services Inc. ("UBS FSI"), a wholly owned subsidiary of UBS AG acts as the distributor of the Fund. The Fund pays a shareholder servicing fee to UBSFA and to other brokers or dealers that have entered into shareholder servicing agreements with the Fund at the annual rate of 0.40% of the outstanding interests owned by their customers. Sales loads charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The sales load does not constitute assets of the Fund.

     The Fund may execute portfolio transactions through UBS FSI and its affiliates. For the six months ended June 30, 2005, UBS FSI and its affiliates earned $1,980 in brokerage commissions from portfolio transactions executed on behalf of the Fund.

     The net increase (or decrease) in Members' capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the UBSFA Fee which is similarly allocated to all Members' other than the Adviser described above. Upon a Member's withdrawal and generally, on December 31st of each year, the Adviser is entitled to an Incentive Allocation of 20% of the net profits (defined as Net Increase in Members' Capital Derived From Operations), if any, that would have been credited to the Member's capital account for such period. For purposes of calculating the Incentive Allocation, net profits will be determined by taking into account net realized gain or loss and the net change in unrealized appreciation or depreciation of security positions, provided that, except in limited circumstances (namely upon a tender or transfer of Interests), any unrealized appreciation in private securities will be taken into account only to the extent of unrealized depreciation in private securities. The Incentive Allocation is made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. The Incentive Allocation for the six months ended June 30, 2005 and year ended December 31, 2004 was $0 and $4,463,563, respectively, and has been recorded as an increase to the Special Advisory Account. Such amount is not eligible to receive a pro-rata share of the income/expense and gain or loss of the Fund.

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2005

--------------------------------------------------------------------------------

3.   RELATED PARTY TRANSACTIONS (CONTINUED)

     Each Director of the Fund receives a retainer of $5,000 plus a fee for each meeting attended. All Directors are reimbursed by the Fund for all reasonable out-of-pocket expenses. Total amounts expensed by the Fund related to Directors for the six months ended June 30, 2005 were $11,875.

     As described in the prospectus, certain brokerage arrangements provide that OrbiMed receives soft dollar credits related to brokerage commissions paid by the Fund. Such credits can be used by OrbiMed for research and related services that would then be paid for or provided by the broker. The research services obtained by OrbiMed through the use of soft dollar credits can be for the benefit of the Fund as well as other accounts managed by OrbiMed.

4.   ADMINISTRATION AND CUSTODIAN FEES

     PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund. PFPC Trust Company entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

     PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund, and in that capacity provides certain administration, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund, subject to a monthly minimum fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Financial Services, Inc. or its affiliates, not to exceed on an annual basis 0.15% of the average net assets of the Fund. Additionally, the Fund reimburses certain out of pocket expenses incurred by PFPC Inc.

5.   SECURITIES TRANSACTIONS

     Aggregate purchases and proceeds from sales of investment securities for the six months ended June 30, 2005, amounted to $20,619,235 and $49,424,437 respectively.

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2005

--------------------------------------------------------------------------------

6.   SHORT-TERM BORROWINGS

     The Fund has the ability to trade on margin and, in that connection, may borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities as collateral for the margin borrowings, which are maintained in a segregated account, held by the Custodian. The Fund had no borrowings outstanding at June 30, 2005.

7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

     In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options, warrants, and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates.

     Each of these financial instruments contain varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital. The Fund may enter into forward foreign currency exchange contracts to hedge the currency risk associated with the settlement of foreign denominated security transactions. During the six months ended June 30, 2005, the Fund did not trade any futures contracts, engage in option transactions or securities sold, not yet purchased.

8.   COMMITMENTS AND CONTINGENCIES

     As of June 30, 2005, the Fund has outstanding investment commitments of approximately $413,634 for private equity securities.

9.   INDEMNIFICATION

     In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, management feels that the likelihood of such an event is remote.

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2005

--------------------------------------------------------------------------------

10.  FINANCIAL HIGHLIGHTS

     The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                                                                                          PERIOD FROM NOVEMBER
                              SIX MONTHS                                                                 21,2000 (COMMENCEMENT
                                ENDED                                                                    OF OPERATIONS) THROUGH
                            JUNE 30, 2005                      YEARS ENDED DECEMBER 31,                        DECEMBER 31,
                             (UNAUDITED)         2004            2003            2002            2001              2000
                             -----------         ----            ----            ----            ----              ----
     Ratio of net investment
     loss to average net
     assets****                (1.53)%*         (1.37)%         (1.62)%         (1.50)%         (1.30)%           (2.31)%*
     Ratio of total expenses
     to average net assets
     before incentive****       2.18%*           1.91%           2.11%           2.12%           2.02%             4.99%*
     Ratio of total expenses
     to average net assets
     after incentive*****       2.18%*           3.82%           2.11%           2.12%           2.06%             4.99%*
     Portfolio turnover
     rate                       11.64%          24.69%          35.42%          35.38%          27.20%               -
     Total return before
     incentive **              (5.24)%          16.48%          27.26%         (22.70)%         (7.84)%           (3.40)%
     Total return after
     incentive ***             (5.24)%          13.18%          21.81%         (22.70)%         (7.84)%           (3.40)%
     Average debt
     ratio****                    -                -               -             0.06%           0.02%               -
     Net asset value at
     end of period           $174,719,228    $210,663,735    $210,367,119    $184,079,489    $271,955,175       $251,377,110

       * Annualized

      ** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.

     *** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Manager, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized. An individual member's ratios and return may vary from the above based on incentive allocation, if applicable and the timing of capital transactions.

    **** The average net assets used in the above ratios are calculated by adding any withdrawals payable effective at the end of a period to the net assets for such period.

   ***** Ratio of total expenses to average net assets after incentive allocation to the Manager may vary from the above for individual Members due to incentive allocation if applicable and timing of capital transactions.

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2005

                                                                                                            MARKET VALUE/
      SHARES                                                                                                 FAIR VALUE
----------------------------------------------------------------------------------------------------------------------------
                    INVESTMENTS IN SECURITIES (UNITED STATES UNLESS OTHERWISE NOTED) (91.47%)
                    -------------------------------------------------------------------------
                    COMMON STOCK (75.37%)
                    ---------------------
                    DIAGNOSTIC EQUIPMENT (1.97%)
           95,000   Gen-Probe, Inc. *                                                                 $         3,441,850
                                                                                                      ---------------------
                    DIAGNOSTIC KITS (2.24%)
          996,000   Orthovita, Inc. *                                                                           3,914,280
                                                                                                      ---------------------
                    MEDICAL - BIOMEDICAL/GENETICS (23.92%)
           94,000   Affymetrix, Inc. *                                                                          5,068,480
          125,000   Amgen, Inc. *                                                                               7,557,500
          137,878   BioCryst Pharmaceuticals, Inc. *, (b)                                                         700,420
           61,000   Enzon Pharmaceuticals, Inc. *                                                                 395,280
          200,000   Exelixis, Inc. *                                                                            1,486,000
           95,000   Genentech, Inc. *                                                                           7,626,600
          101,100   Genzyme Corp. *                                                                             6,075,099
          265,000   Human Genome Sciences, Inc. *                                                               3,068,700
          115,000   ICOS Corp. *                                                                                2,434,550
          220,000   Medimmune, Inc. *                                                                           5,878,400
           89,600   Vertex Pharmaceuticals, Inc. *                                                              1,509,760
                                                                                                      ---------------------
                                                                                                               41,800,789
                                                                                                      ---------------------
                    MEDICAL - DRUGS (32.24%)
           97,500   Altana AG - (Germany) **                                                                    5,586,774
          151,990   Astellas Pharmaceutical Inc. - (Japan)**                                                    5,198,467
           93,819   Auxilium Pharmaceuticals, Inc *                                                               447,517
           40,536   Auxilium Pharmaceutics, Inc *, (c)                                                            178,855
          260,000   Chugai Pharmaceutical Co., Ltd - (Japan) **                                                 4,016,966
          105,000   Eli Lilly and Co.                                                                           5,849,550
          120,800   Ligand Pharmaceuticals, Inc. - Class B *                                                      839,560
           80,000   Ligand Pharmaceuticals, Inc. - Class B *, (b)                                                 556,000
          148,000   Novartis AG - (Switzerland) **                                                              7,052,845
           57,000   OSI Pharmaceuticals, Inc. *                                                                 2,329,590
          236,000   Pfizer, Inc.                                                                                6,508,880
          231,000   Schering-Plough Corp.                                                                       4,402,860
            6,500   Serono SA - Class B - (Switzerland) **                                                      4,155,413
           91,000   Takeda Pharmaceutical Cos., Ltd. - (Japan) **                                               4,516,740
          447,072   Vernalis Plc - (United Kingdom) *, **                                                         508,856
           94,000   Wyeth                                                                                       4,183,000
                                                                                                      ---------------------
                                                                                                               56,331,873
                                                                                                      ---------------------
                    MEDICAL - IMAGING SYSTEMS (4.31%)
          330,000   Given Imaging, Ltd. *, (b)                                                                  7,527,300
                                                                                                      ---------------------
                    THERAPEUTICS (10.69%)
          240,000   Abgenix, Inc. *                                                                             2,059,200
          725,927   Avanir Pharmaceuticals-Class A *                                                            2,032,596
          451,558   DOV Pharmaceuticals, Inc. *, (b)                                                            8,426,072
          163,000   NPS Pharmaceuticals, Inc. *                                                                 1,850,050


     The preceding notes are an integral part of these financial statements.
                                                                              13

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2005

                                                                                                            MARKET VALUE/
      SHARES                                                                                                 FAIR VALUE
----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    THERAPEUTICS (CONTINUED)
          136,000   DOV Pharmaceutical, Inc. *                                                        $         2,537,760
          151,000   Tanox, Inc. *                                                                               1,769,720
                                                                                                      ---------------------
                                                                                                               18,675,398
                                                                                                      ---------------------
                    TOTAL COMMON STOCK (Cost $106,782,940)                                                    131,691,490
                                                                                                      ---------------------
                    PREFERRED STOCKS (15.12%)
                    -------------------------
                    DISPOSABLE MEDICAL EQUIPMENT (1.38%)
          125,455   Cerexa * (a)                                                                                  135,913
          130,073   Superdimension Sr B Preferred *, (a)                                                        1,034,080
          215,061   Volcano Therapeutics, Series C *, (a)                                                       1,240,902
                                                                                                      ---------------------
                                                                                                                2,410,895
                                                                                                      ---------------------
                    DRUG DISCOVERY/DRUG DEVELOPMENT (1.14%)
          476,436   Emphasys Medical, Inc., Series D *, (a)                                                       909,993
        1,235,335   Eximias Pharmaceuticals Corp., Series D *, (a)                                                661,813
          132,575   Rejuvenon Corp., Series B *, (a)                                                              413,634
                                                                                                      ---------------------
                                                                                                                1,985,440
                                                                                                      ---------------------
                    MEDICAL - BIOMEDICAL/GENETICS (1.08%)
          316,091   Macrogenics, Inc., Series A1 & A2 *, (a)                                                      135,034
          982,489   Macrogenics, Inc., Series B *, (a)                                                            419,719
          369,549   Molecular Staging, Inc., Series D *, (a)                                                            --
        1,307,000   Predix Pharmaceuticals Holdings, Inc., Series AB *, (a)                                       288,024
        4,729,409   Predix Pharmaceuticals Holdings, Inc., Series C *, (a)                                      1,042,221
                                                                                                      ---------------------
                                                                                                                1,884,998
                                                                                                      ---------------------
                    MEDICAL - DRUGS (1.83%)
          225,478   Xenoport, Inc., Series B *, (b)                                                             2,399,088
           40,570   Xenoport, Inc., Series C *, (b)                                                               431,666
           34,499   Xenoport, Inc., Series D *, (b)                                                               367,073
                                                                                                      ---------------------
                                                                                                                3,197,827
                                                                                                      ---------------------
                    MEDICAL - TOOLS (1.12%)
          827,858   Agensys, Inc., Series C *, (a)                                                              1,955,815
                                                                                                      ---------------------
                    MEDICAL INSTRUMENTS (1.09%)
        9,559,200   Cryocor, Inc., Series D *, (a)                                                              1,896,545
                                                                                                      ---------------------
                    MEDICAL PRODUCTS (0.00%)
          395,114   Amphora Discovery Corp., Series A *, (a)                                                            --
                                                                                                      ---------------------
                    RESEARCH PRODUCT/TECHNOLOGY PLATFORM (0.12%)
        1,016,253   Amnis Corporation, Series B-1 *, (a)                                                          217,319
          615,812   LumiCyte, Inc., Series B *, (a)                                                                     --
                                                                                                      ---------------------
                                                                                                                  217,319
                                                                                                      ---------------------


     The preceding notes are an integral part of these financial statements.
                                                                              14

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2005

                                                                                                            MARKET VALUE/
      SHARES                                                                                                 FAIR VALUE
----------------------------------------------------------------------------------------------------------------------------
                    PREFERRED STOCKS (CONTINUED)
                    ----------------------------
                    TECHNOLOGY PLATFORM/DRUG DISCOVERY (2.34%)
        1,574,345   ChemoCentryx, Inc., Series B *, (a)                                               $         4,093,297
                                                                                                      ---------------------
                                                                                                                4,093,297
                                                                                                      ---------------------
                    THERAPEUTICS (5.02%)
        1,145,948   ARYX Therapeutics, Seried D *, (a)                                                          1,896,544
        1,702,846   ARYX Therapeutics, Series C *, (a)                                                          2,818,210
          268,815   Avalon Pharmaceuticals, Inc., Series B *, (a)                                                 711,204
          747,555   Corus Pharma, Inc., Series A *, (a)                                                           867,163
        1,058,169   Corus Pharma, Inc., Series B *, (a)                                                         1,227,476
        1,083,073   Corus Pharma, Inc., Series C *, (a)                                                         1,256,365
                                                                                                      ---------------------
                                                                                                                8,776,962
                                                                                                      ---------------------
                    TOTAL PREFERRED STOCKS (Cost $31,141,424)                                                  26,419,098
                                                                                                      ---------------------

                    WARRANTS (0.98%)
                    ----------------
                    MEDICAL - BIOMEDICAL/GENETICS (0.79%)
        6,581,142   Predix Pharmaceuticals Holdings, Inc. $0.01, 08/08/08  *, (a)                               1,384,475
           92,387   Molecular Staging, Inc., Series D, $7.38, 11/15/05 *, (a)                                          --
                                                                                                      ---------------------
                                                                                                                1,384,475
                                                                                                      ---------------------
                    MEDICAL - DRUGS (0.00%)
           28,174   Auxilium Pharmaceuticals, Inc. $5.625, 10/30/10 *                                                  --
           10,134   Auxilium Pharmaceuticals, Inc. $5.84, 06/29/10 *, (c)                                              --
                                                                                                      ---------------------
                                                                                                                       --
                                                                                                      ---------------------
                    THERAPEUTICS (0.19%)
          410,930   Amnis Corporation, Inc., Series B-2, $1.25, 12/31/03 *, (a)                                        --
          124,178   DOV Pharmaceuticals, Inc., $16.00, 07/31/06 *, (b)                                            330,313
                                                                                                      ---------------------
                                                                                                                  330,313
                                                                                                      ---------------------
                    TOTAL WARRANTS (Cost $161,065)                                                              1,714,788
                                                                                                      =====================
         TOTAL INVESTMENTS IN SECURITIES -- 91.47%                                                            159,825,376
                                                                                                      ---------------------
         OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 8.53%                                                  14,893,852
                                                                                                      ---------------------
         TOTAL NET ASSETS -- 100.00%                                                                  $       174,719,228
                                                                                                      =====================

* Non-income producing security.
**  Foreign Security Market Value quoted in U.S. dollars at prevailing exchange rates.
(a) Private equity  investment  valued at fair  value.The  total market value of investments  carried at fair value amounted to $24,605,745 which represented
    14.08% of the net assets at June 30, 2005.
(b) Private  investment in public equity (freely tradeable) at market value.
(c) Private investment in public equity valued at fair value.




     The preceding notes are an integral part of these financial statements.
                                                                              15

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2005

                                                         JUNE 30,  2005
INVESTMENTS IN SECURITIES - BY COUNTRY             PERCENTAGE OF NET ASSETS (%)
--------------------------------------             ----------------------------
UNITED STATES OF AMERICA                                      73.70%
JAPAN                                                          7.86%
SWITZERLAND                                                    6.42%
GERMANY                                                        3.20%
UNITED KINGDOM                                                 0.29%












     The preceding notes are an integral part of these financial statements.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

[LOGO OMITTED] UBS WEALTH MANAGEMENT                UBS FINANCIAL SERVICES INC.
                                                    1285 Avenue of the Americas
                                                    New York, NY 10019-6028
                                                    Tel. 800-486-2608
                                                    Fax 212-713-4580

                                                    Alternative Investment Group
                                                    altinvestments@ubs.com

                                                    www.ubs.com




UBS JUNIPER CROSSOVER FUND, L.L.C.


August 9, 2005


Dear Investor:



Effective May 18, 2005 Section 3.3(a) of the Fund's Limited Liability Company Agreement was amended to provide that the presence in person or by proxy of Members (as defined in the Agreement) holding one-third of the total number of votes eligible to be cast by all Members as of the record date shall constitute a quorum at any meeting.






UBS Juniper Management, LLC















UBS FINANCIAL SERVICES INC. IS A SUBSIDIARY OF UBS AG.



ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

Included as part of the Report to Shareholders in item 1. above.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

  (a)(1) Not applicable.

  (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3) Not applicable.

  (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)           UBS Juniper Crossover Fund L.L.C.
            --------------------------------------------------------------------


By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date              August 24, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date              August 24, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Michael Mascis
                         -------------------------------------------------------
                           Michael Mascis, Principal Accounting Officer (principal financial officer)

Date              August 24, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.